Investment at Cost	12 Months Ended
Dec. 31, 2016
Schedule of Investments [Abstract]
Investment at Cost

Note 8 - Investment at Cost

Coin Outlet

On January 19, 2015, the Company entered into a Convertible Note Purchase Agreement (the “Purchase Agreement”) with Coin Outlet, Inc. (“Coin Outlet”) pursuant to which the Company purchased a convertible promissory note in the principal amount of $100,000 (the “Coin Outlet Note”). The Coin Outlet Note accrues interest at 4% per annum and matures on January 31, 2016. The Coin Outlet Note will convert, on or before the maturity date, upon the occurrence of Coin Outlet’s next equity financing (or series of financings) in which Coin Outlet receives gross proceeds of at least $1 million (the “Trigger Financing”). Upon the occurrence of a Trigger Financing, all outstanding principal on the Coin Outlet Note (and, at the Coin Outlet’s option, accrued but unpaid interest thereon), will convert into such Coin Outlet securities sold in the Trigger Financing at a price per share equal to 80% of the per share price of the securities sold in the Trigger Financing (the “Note Conversion Price”). In the event the Note Conversion Price exceeds the quotient of (x) $6 million divided by (y) Coin Outlet’s fully diluted capitalization (as calculated in the Coin Outlet Note) (such quotient, the “Fully Diluted Value”), then the Note Conversion Price shall equal the per share price of the securities sold in the Trigger Financing and Coin Outlet shall issue such additional number of shares of Coin Outlet to the Company such that the average purchase price per share of Coin Outlet common stock (including shares of Coin Outlet common stock issuable upon conversion of the Coin Outlet Note into the Trigger Financing) is equal to the Fully Diluted Value.

On March 26, 2015 the Company acquired 166,756 shares (an additional 2% equity ownership) of Coin Outlet Inc. (“Coin Outlet”) from Eric Grill, Coin Outlet’s CEO, for 11,699 shares of the Company’s Common Stock (“Coin Outlet Investment”). The Company now owns approximately 4.2% of Coin Outlet’s equity and has the ability to own up to 11% upon exercise of its previously issued option and warrant. Mr. Grill entered into a lock-up agreement with the Company with respect to his shares, pursuant to the lockup agreement Mr. Grill is prohibited from the sale of any his shares until after February 5, 2017.

As of March 31, 2015, the Company assessed the carrying amount of this investment for potential impairment and determined that this investment is not recoverable due to uncertainties regarding the stability of digital currency markets and steady price decline in the US dollar equivalent of Bitcoins throughout 2015. The Bitcoin Price Index was $319.70 and $243.39 as of December 31, 2014 and March 31, 2015, respectively. Total impairment was $254,433 for the Coin Outlet Note and Coin Outlet Investment. The fair value of investment was measured under Level 3 on a non-recurring basis.

Spondoolies

On May 12, 2015, the Company entered into a Series B Preferred Share Purchase Agreement (the “Share Purchase Agreement”) and the Management Rights Letter (the “Rights Letter”) with Spondoolies a Bitcoin equipment manufacturer, by way of a joinder agreement (the “Joinder Agreement”) pursuant to which the Company purchased 29,092 Series B Preferred Shares of Spondoolies (the “Series B Shares”) for an aggregate purchase price of $1,500,000 (the “Investment”). After giving effect to the Investment, the Company owns approximately 6.6% of Spondoolies’ equity on a fully diluted basis. The Series B Preferred Shares are convertible into Spondoolies’ ordinary shares by dividing the original issuance price of the Series B Preferred Shares ($51.56) by the initial conversion price ($51.56) (the “Conversion Price”). Until Spondoolies consummates a “Qualified IPO” (as defined substantially as an initial firm commitment underwritten public offering of Spondoolies’ ordinary shares with net proceeds to Spondoolies of not less than $40 million), the Series B Preferred shares are subject to anti-dilution protection in the event Spondoolies issues ordinary shares or securities convertible into or exercisable for ordinary shares at a price per share or conversion or exercise price per share which shall be less than Conversion Price then in effect, subject to certain customary exceptions. The Conversion Price is subject to adjustment in the event of stock splits, stock dividends, combination of shares and similar recapitalization transactions. The Series B Shares are also entitled to certain preemptive rights, and a liquidation preference in the event of dissolution of Spondoolies. The Series B Preferred Shares are automatically convertible into ordinary shares of Spondoolies upon the occurrence of a Qualified IPO. In connection with the Company’s purchase of the Series B Preferred Shares, the Company and Spondoolies executed the Rights Letter which provided the Company with certain rights, including inspection rights, and information rights with respect to Spondoolies financial statements, appurtenant to the Investment.

On May 12, 2015, the Company and Spondoolies entered into a letter agreement (the “Letter Agreement”) to clarify and expand upon certain terms related to a proposed merger (“Proposed Merger”) contained in the LOI. Under the terms of the Letter Agreement, Spondoolies agreed to provide to the Company: (i) certain exclusivity rights for a period of nine months (the “Term”) with respect to any proposals or offers from, or enter into any agreements with, any third party relating to (a) any investment in, or acquisition of, equity interests of Spondoolies or (b) any possible sale or other disposition of all or any material portion of assets of Spondoolies; (ii) a breakup fee of $50,000 payable by Spondoolies, if the Proposed Merger is not consummated during the Term as a result of certain circumstances; (iii) a breakup fee of $1,000,000 if the Proposed Merger was not consummated because the approval of Spondoolies’ board of directors or shareholders for the Proposed Merger was not obtained and a competing deal is consummated, during the Term; and (iv) Spondoolies agreed to continue to sell its products to the Company for a period of 3 years, if the Proposed Merger was not consummated and Spondoolies continues to design and manufacture ASIC Digital Asset mining hardware.

On September 21, 2015, the Company, Spondoolies, and Shareholders of Spondoolies (the “Selling Shareholders”) entered into a Share Purchase Agreement, dated as of September 21, 2015, (the “Agreement”) pursuant to which the Company shall purchase all the shares in Spondoolies (the “Spondoolies Shares”) from the Selling Shareholders so that Spondoolies will be a wholly-owned subsidiary of the Company after the closing of the transactions contemplated by the Agreement (the “Transaction”).

In exchange for the Spondoolies Shares, the Selling Shareholders will receive either shares of the Company’s common stock or shares of the Company’s Series A preferred stock, convertible into the Company’s common stock as described below (collectively, the “Company’s Securities”). After the completion of the Transaction, the Company’s shareholders will own a 54.4% to 55.4% stake in the combined company and Spondoolies’ shareholders will own a 44.6% to 45.6% of the combined company, based on the number of the Company’s securities outstanding immediately following the Transaction. The ownership range was a function of the Company’s liquidation preference associated with its existing $1.5 million investment in Spondoolies. The final ownership percentages will be determined prior to closing.

In addition to standard closing conditions, the closing of the Transactions will not occur until the Selling Shareholders receive rulings from the Israeli Tax Authority confirming, among other things, that the Selling Shareholders may defer the payment of applicable Israeli taxes with respect to the Company’s securities received by each Selling Shareholder until the Company’s securities are sold by the Selling Shareholder, and the approval of the transaction by the Israeli Office of Chief Scientist. The Company cannot predict the exact timing of the consummation of the merger and can provide no assurances that the merger will be consummated.

On December 15, 2015, the Company entered into a Series B Preferred Share Purchase Agreement (the “Spondoolies Share Purchase Agreement”) with Spondoolies, by way of a joinder agreement (the “Joinder Agreement”) pursuant to which the Company purchased 14,546 Series B Preferred Shares of Spondoolies (the “Series B Shares”) for an aggregate purchase price of $750,000 (the “Investment”) or approximately 3% of Spondoolies’ equity on a fully diluted basis. After giving effect to the Investment and the Company’s prior investment of $1,500,000 on May 12, 2015, the Company owns approximately 9.6% of Spondoolies’ equity on a fully diluted basis.

The Company had total investment of approximately $2.3 million to Spondoolies as of December 31, 2015.

On May 5, 2016, the Company was informed that, on May 4, 2016, a hearing was held in the district court in Beersheva, Israel during which certain parties sought appointment of a temporary liquidator for Spondoolies. As a result of the liquidation the Company is no longer pursuing the acquisition of Spondoolies. The Company assessed impairment for the Spondoolies investment and determined that this investment is not recoverable and as such fully impaired.

During the year ended 2016, the Company recorded impairment loss of approximately $2.3 million.